Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 8,502,357	$ 1,209,646	¥ 32,431,081
Restricted cash	1,347,795	191,753	418,722
Accounts receivable, net	281,446	40,042	572,803
Short-term investments	26,214,992	3,729,654
Inventories, net	13,693,374	1,948,181	29,866,418
Prepayments	7,567,871	1,076,695	4,606,066
Receivable for cryptocurrencies collateral	20,387,316	2,900,540
Cryptocurrencies, current	343,812,102	48,914,765	242,889,085
Other current assets	9,057,772	1,288,665	26,908,797
Total current assets	430,865,025	61,299,941	337,692,972
Non-current assets:
Long-term investment	2,000,000	284,544
Property, plant and equipment, net	182,630,671	25,983,194	197,341,915
Intangible asset, net	45,759,600	6,510,300	46,745,444
Value-added tax recoverables, non-current	30,414,877	4,327,179	28,949,636
Cryptocurrencies, non-current	424,743,318	60,428,995
Operating lease right-of-use assets	3,090,851	439,741	5,203,525
Total non-current assets	688,639,317	97,973,953	278,240,520
TOTAL ASSETS	1,119,504,342	159,273,894	615,933,492
Current liabilities:
Short-term debts	43,000,000	6,117,687	18,000,000
Current portion of long-term debts	6,890,000	980,253	5,350,000
Accounts payable	19,424,629	2,763,577	18,101,451
Advance from customers	69,314,154	9,861,449	98,895,905
Borrowings denominated in cryptocurrencies	11,948,960	1,700,000
Operating lease liabilities, current	1,125,674	160,152	1,914,109
Other current liabilities	54,303,126	7,725,803	67,163,217
Total current liabilities	206,006,543	29,308,921	209,424,682
Non-current liabilities:
Long-term debts	170,902,834	24,314,653	170,683,636
Operating lease liabilities, non-current	1,696,750	241,400	2,917,350
Total liabilities	378,606,127	53,864,974	383,025,668
Shareholders’ equity:
Treasury shares	(1,666,859)	(237,147)
Additional paid-in capital	1,180,196,429	167,908,666	780,499,664
Accumulated deficit	(429,752,701)	(61,141,689)	(565,218,741)
Statutory reserves	6,647,109	945,696	6,647,109
Accumulated other comprehensive income (loss)	(7,450,495)	(1,059,995)	8,647,353
Total Nano Labs Ltd shareholders’ equity	748,293,942	106,461,123	230,789,121
Noncontrolling interests	(7,395,727)	(1,052,203)	2,118,703
Total shareholders’ equity	740,898,215	105,408,920	232,907,824
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,119,504,342	159,273,894	615,933,492
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, Value	283,565	40,343	176,842
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, Value	¥ 36,894	$ 5,249	¥ 36,894